LVIP Loomis Sayles Global Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.63%
Brazil–3.26%
Ambev SA ADR	2,699,233	$ 7,638,829
		7,638,829
Canada–1.86%
†Shopify, Inc. Class A	161,476	4,350,163
		4,350,163
China–10.16%
†Alibaba Group Holding Ltd. ADR	43,129	3,449,889
†Baidu, Inc. ADR	41,823	4,913,784
Tencent Holdings Ltd.	195,100	6,589,758
†Trip.com Group Ltd. ADR	175,689	4,798,067
Yum China Holdings, Inc.	85,137	4,029,534
		23,781,032
Denmark–1.95%
Novo Nordisk AS Class B	45,685	4,551,039
		4,551,039
France–1.00%
Sodexo SA	31,012	2,329,011
		2,329,011
Hong Kong–0.53%
Budweiser Brewing Co. APAC Ltd.	480,113	1,250,242
		1,250,242
Japan–2.55%
FANUC Corp.	42,500	5,967,607
		5,967,607
Netherlands–5.03%
†Adyen NV	5,988	7,468,002
NXP Semiconductors NV	29,236	4,312,602
		11,780,604
Switzerland–12.49%
†CRISPR Therapeutics AG	96,928	6,334,245
Nestle SA	38,346	4,147,400
Novartis AG	162,309	12,373,939
Roche Holding AG	19,586	6,375,881
		29,231,465
United Kingdom–4.60%
Experian PLC	196,713	5,758,298
Reckitt Benckiser Group PLC	19,210	1,273,267
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom (continued)
Unilever PLC	84,658	$ 3,726,334
		10,757,899
United States–51.50%
†Alnylam Pharmaceuticals, Inc.	40,064	8,019,210
†Alphabet, Inc. Class A	133,646	12,783,240
†Amazon.com, Inc.	130,268	14,720,284
†Autodesk, Inc.	14,204	2,653,307
†Block, Inc.	39,901	2,194,156
†Boeing Co.	65,576	7,939,942
Deere & Co.	7,356	2,456,095
†Doximity, Inc. Class A	112,635	3,403,830
Expeditors International of Washington, Inc.	20,574	1,816,890
†Meta Platforms, Inc. Class A	61,411	8,332,244
Microsoft Corp.	38,802	9,036,986
†Netflix, Inc.	26,631	6,270,003
Oracle Corp.	115,264	7,039,172
QUALCOMM, Inc.	35,028	3,957,463
†Salesforce, Inc.	32,795	4,717,233
SEI Investments Co.	43,832	2,149,960
†Tesla, Inc.	19,721	5,230,995
†Under Armour, Inc. Class A	248,214	1,650,623
†Vertex Pharmaceuticals, Inc.	17,365	5,027,862
Visa, Inc. Class A	52,072	9,250,591
Yum! Brands, Inc.	17,352	1,845,212
		120,495,298
Uruguay–4.70%
†MercadoLibre, Inc.	13,278	10,991,263
		10,991,263
Total Common Stock (Cost $229,989,742)		233,124,452

MONEY MARKET FUND–0.26%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.94%)	616,559	616,559
Total Money Market Fund (Cost $616,559)		616,559

TOTAL INVESTMENTS–99.89% (Cost $230,606,301)	233,741,011
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	248,171
NET ASSETS APPLICABLE TO 21,915,787 SHARES OUTSTANDING–100.00%	$233,989,182

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP Loomis Sayles Global Growth Fund–1

LVIP Loomis Sayles Global Growth Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Loomis Sayles Global Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Loomis Sayles Global Growth Fund–2

LVIP Loomis Sayles Global Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$7,638,829	$—	$—	$7,638,829
Canada	4,350,163	—	—	4,350,163
China	17,191,274	6,589,758	—	23,781,032
Denmark	—	4,551,039	—	4,551,039
France	—	2,329,011	—	2,329,011
Hong Kong	—	1,250,242	—	1,250,242
Japan	—	5,967,607	—	5,967,607
Netherlands	4,312,602	7,468,002	—	11,780,604
Switzerland	6,334,245	22,897,220	—	29,231,465
United Kingdom	—	10,757,899	—	10,757,899
United States	120,495,298	—	—	120,495,298
Uruguay	10,991,263	—	—	10,991,263
Money Market Fund	616,559	—	—	616,559
Total Investments	$171,930,233	$61,810,778	$—	$233,741,011
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2022, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Loomis Sayles Global Growth Fund–3